Goodwill and Other Intangibles (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Goodwill and other intangibles (Textual) [Abstract]
Goodwill		$ 186	$ 186	$ 208
Impairment charges of Goodwill	22
Amortizable intangible assets related to property and casualty insurance acquisitions		41	49
Amortization of intangible assets		12	12	22
Accumulated amortization		47	35
Weighted average amortization period		3
Future amortization of intangibles, Year 2012		14
Future amortization of intangibles, Year 2013		13
Future amortization of intangibles, Year 2014		13
Future amortization of intangibles, after 2014		less than 1 million per year
Non-amortizable intangible assets related to insurance licenses		$ 8